UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stephen Watson
Address:  237 Park Avenue, Suite 801
          New York, NY 10017

Form      13F File Number:  28-05517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Watson
Title: General Partner, Manager
Phone: (212) 692-3640

Signature, Place, and Date of Signing:

 /s/ Stephen Watson         New York, New York           May 11, 2001
 ------------------         ------------------           ------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           Two*

Form 13F Information Table Entry Total:      119

Form 13F Information Table Value Total:      $166,900
                                            (thousands)
List of Other Included Managers:

No.            Name
---            ----
(1)       Watson Asset Management, Inc.
(2)       Watson Advisors LLC

* Since these entities are wholly owned and controlled by Mr. Watson they are treated as a single entity for purposes of the Information Table.

                                                                                            IN-
                                                                                            VEST-
                                                                                            MENT
                                                                                            DIS-   OTHER           VOTING
                                 TITLE OF       CUSIP       MARKET   SHARES OR   SH   PUT/  CRE-   MANA-          AUTHORITY
NAME OF ISSUER                    CLASS        NUMBER        VALUE     PRN AMT   PRN  CALL  TION   GERS     SOLE   SHARED   NONE
--------------                    -----        ------        -----     -------   ---  ----  ----   ----     ----   ------   ----
APPLE COMPUTER INC.              Common     037833100    9,379,750     425,000   SH         Sole            Sole
ABAXIS INC                       Common     002567105      880,469     175,000   SH         Sole            Sole
ACT MANUFACTURING                Common     000973107      546,875      50,000   SH         Sole            Sole
ADVANCED DIGITAL INFORMATION     Common     007525108    5,020,625     290,000   SH         Sole            Sole
ALLIED DEVICES CORP              Common     019120104      671,875     250,000   SH         Sole            Sole
AMERICAN SHARED HOSPITALS        Common     029595105      137,750      55,100   SH         Sole            Sole
ANN TAYLOR STORES                Common     036115103    1,327,500      50,000   SH         Sole            Sole
APPLIX INC                       Common     038316105      294,688     115,000   SH         Sole            Sole
AREMISSOFT CORP                  Common     040026106      650,000      50,000   SH         Sole            Sole
AVI BIOPHARMA INC                Common     002346104      284,375      70,000   SH         Sole            Sole
AVERT INC                        Common     053596102      657,500      40,000   SH         Sole            Sole
AVTEAM INC                       Common     054527205       48,188      70,000   SH         Sole            Sole
BLACK BOX CORP                   Common     091826107      557,031      12,500   SH         Sole            Sole
BOSTON COMMUNICATIONS GROUP      Common     100582105      479,375      65,000   SH         Sole            Sole
GENERAL CABLE CORP               Common     369300108    1,302,000     120,000   SH         Sole            Sole
BUSINESS OBJECTS                 Common     12328X107      308,750      10,000   SH         Sole            Sole
BORLAND SOFWARE                  Common     099849101    1,742,188     250,000   SH         Sole            Sole
BROCADE COMMUNICATION            Common     111621108    1,355,761      64,900   SH         Sole            Sole
CANDIES                          Common     137409108       70,000      40,000   SH         Sole            Sole
CABOT MICROELECTRONICS           Common     12709P103      663,750      15,000   SH         Sole            Sole
CENDANT CORP                     Common     151313103   13,860,500     950,000   SH         Sole            Sole
CADENCE DESIGN SYSTEMS           Common     127387108    2,033,900     110,000   SH         Sole            Sole
COVANTA ENERGY CORP              Common     22281N103    3,864,000     230,000   SH         Sole            Sole
CERADYNE INC                     Common     156710105      491,251      60,000   SH         Sole            Sole
CREDO PETROLEUM                  Common     225439207      105,000      15,000   SH         Sole            Sole
CABLETRON SYSTEMS INC.           Common     126920107    1,290,000     100,000   SH         Sole            Sole
CINTAS CORP                      Common     172908105      985,500      25,000   SH         Sole            Sole
DURATEK INC                      Common     36237J107      190,937      65,000   SH         Sole            Sole
HEARX LTD                        Common     422360305      572,000     286,000   SH         Sole            Sole
ELECTRONICS FOR IMAGING INC.     Common     286082102    6,156,250     250,000   SH         Sole            Sole
ECHELON CORP                     Common     27874N105      222,188      15,000   SH         Sole            Sole
EMC CORP                         Common     268648102      588,000      20,000   SH         Sole            Sole
ENESCO GROUP                     Common     292973104      133,200      20,000   SH         Sole            Sole
E.PIPHANY INC.                   Common     26881V100      438,270      37,499   SH         Sole            Sole
EPRESENCE INC                    Common     294348107       68,437      15,000   SH         Sole            Sole
EXCO RESOURCES INC               Common     269279204      721,500      37,000   SH         Sole            Sole
FASTENAL CO                      Common     311900104    1,090,000      20,000   SH         Sole            Sole
FILENET CORP                     Common     316869106    3,765,000     240,000   SH         Sole            Sole
FRONTLINE LTD                    Common     35921R102      358,750      20,000   SH         Sole            Sole
GLOBECOM SYSTEMS                 Common     37956X103      159,376      15,000   SH         Sole            Sole
GENERAL BEARING CORP             Common     369147103      729,000     121,500   SH         Sole            Sole
GENTNER COMMUNICATIONS CORP      Common     37245J105      210,000      20,000   SH         Sole            Sole
GUCCI GROUP                      Common     401566104      585,550       7,000   SH         Sole            Sole
HUNTCO INC.                      Common     445661101      362,180     398,000   SH         Sole            Sole
HARLEY DAVIDSON INC              Common     412822108      239,085       6,300   SH         Sole            Sole
HIGH PLAINS CORP                 Common     429701105      178,126      50,000   SH         Sole            Sole
HERLEY INDUSTRIES                Common     427398102      393,595      27,500   SH         Sole            Sole
IDEXX LABORATORIES CORP          Common     45168D104      932,345      42,500   SH         Sole            Sole
INFORMIX CORP                    Common     456779107    3,784,375     700,000   SH         Sole            Sole
IGEN INTERNATIONAL INC.          Common     449536101      471,544      24,900   SH         Sole            Sole
INFOCUS CORP                     Common     45665B106    1,391,875      85,000   SH         Sole            Sole
INNODATA CORP                    Common     457642205      100,125      18,000   SH         Sole            Sole
INSITUFORM TECHNOLOGIES INC      Common     457667103      652,500      20,000   SH         Sole            Sole
INTERVOICE-BRITE INC.            Common     461142101   13,000,000     160,000   SH         Sole            Sole
INTERPUBLIC                      Common     460690100      687,000      20,000   SH         Sole            Sole
ISLE OF CAPRI CASINOS INC        Common     464592104      406,656      38,500   SH         Sole            Sole
KING PHARMACEUTICALS INC.        Common     495582108    5,297,500     130,000   SH         Sole            Sole
MBNA CORP                        Common     55262L100      993,000      30,000   SH         Sole            Sole
KRONOS INC.                      Common     501052104      314,375      10,000   SH         Sole            Sole
LENNAR CORP                      Common     526057104      597,900      15,000   SH         Sole            Sole
LASER VISION CENTERS INC         Common     51807H100      625,624     140,000   SH         Sole            Sole
LEXMARK INTL GROUP               Common     529771107      682,800      15,000   SH         Sole            Sole
MCNAUGHTON APPAREL GROUP         Common     582524104      237,188      15,000   SH         Sole            Sole
MATRIA HEALTHCARE INC            Common     576817100      735,625      55,000   SH         Sole            Sole
MOLECULAR DEVICES CORP           Common     60851C107      455,000      10,000   SH         Sole            Sole
MENTOR GRAPHICS CORP             Common     587200106    3,093,750     150,000   SH         Sole            Sole
MIKOHN GAMING CORP               Common     59862K108    1,006,251     280,000   SH         Sole            Sole
MOBIUS MANAGEMENT SYSTEM         Common     606925105    1,676,000     419,000   SH         Sole            Sole
MICROMUSE INC                    Common     595094103      850,275      22,500   SH         Sole            Sole
MAVERICK TUBE CORP               Common     577904104      463,500      22,500   SH         Sole            Sole
MAXTOR CORP                      Common     577729205    2,100,000     300,000   SH         Sole            Sole
NORDIC AMERICAN TANKER           Common     G65773106    1,480,560      74,400   SH         Sole            Sole
NBTY INC                         Common     628782104    4,930,000     580,000   SH         Sole            Sole
NEOMAGIC CORP                    Common     640497103      171,875      50,000   SH         Sole            Sole
NETSMART TECHNOLOGIES INC        Common     64114W306      313,501     132,000   SH         Sole            Sole
OLIN CORP                        Common     680665205      815,600      40,000   SH         Sole            Sole
OMI CORP                         Common     Y6476W104      453,600      70,000   SH         Sole            Sole
OPTIMAL ROBOTICS CORP            Common     68388R208      260,625      10,000   SH         Sole            Sole
OPENWAVE SYSTEMS INC.            Common     683718100    1,190,400      60,000   SH         Sole            Sole
OTG SOFTWARE                     Common    6710591013      316,406      50,000   SH         Sole            Sole
PICTURETEL CORP                  Common     720035302      632,500     230,000   SH         Sole            Sole
PF CHANGS CHINA BISTRO           Common     69333Y108      231,000       6,600   SH         Sole            Sole
PKG CORP AMER                    Common     695156109    1,386,000     105,000   SH         Sole            Sole
PPG INDUSTRIES                   Common     693506107    1,382,700      30,000   SH         Sole            Sole
PACTIV CORPORATION               Common     695257105    6,418,300     530,000   SH         Sole            Sole
PROVIDIAN FINANCIAL CORP         Common     74406A102    3,678,750      75,000   SH         Sole            Sole
PENZOIL-QUAKER STATE CO          Common     709323109    1,680,000     120,000   SH         Sole            Sole
QUALCOMM INC.                    Common     747525103      566,250      10,000   SH         Sole            Sole
QLOGIC CORP                      Common     747277101    1,912,500      85,000   SH         Sole            Sole
RAWLINGS SPORTING GOODS CO       Common     754459105      679,813     149,000   SH         Sole            Sole
ROYAL CARIBBEAN CRUISES LTD      Common     V7780T103    1,152,500      50,000   SH         Sole            Sole
READ-RITE CO                     Common     755246105    3,320,145     400,500   SH         Sole            Sole
RESMED INC                       Common     761152107      606,000      15,000   SH         Sole            Sole
HOTEL RESERVATIONS NETWORK       Common     441451101      386,250      15,000   SH         Sole            Sole
ROSS STORES                      Common     778296103      562,500      30,000   SH         Sole            Sole
RENTECH INC                      Common     760112102      150,000     100,000   SH         Sole            Sole
SPANISH BROADCASTING SYSTEM      Common     846425882      455,000      70,000   SH         Sole            Sole
SCHNITZER STEEL INDUSTRIES       Common     806882106      517,500      40,000   SH         Sole            Sole
SIEBLE SYSTEMS INC.              Common     826170102      544,000      20,000   SH         Sole            Sole
SHARPER IMAGE CORP               Common     820013100      528,125      50,000   SH         Sole            Sole
SINGING MACHINE CO INC           Common     829322304      660,000     137,500   SH         Sole            Sole
SMARTFORCE PLC                   Common     83170A206      776,563      35,000   SH         Sole            Sole
SPARTAN MOTORS                   Common     846819100      156,251      50,000   SH         Sole            Sole
STAR BUFFET INC.                 Common     855086104      499,250     199,700   SH         Sole            Sole
STILWELL FINANCIAL               Common     860831106    1,072,800      40,000   SH         Sole            Sole
TECH DATA CORP                   Common     878237106      295,000      10,000   SH         Sole            Sole
THOMAS GROUP INC                 Common     884402108      436,894      86,300   SH         Sole            Sole
TIFFANY AND COMPANY              Common     886547108    1,090,000      40,000   SH         Sole            Sole
TEEKAY SHIPPING CORP             Common     Y8564W103    2,130,000      50,000   SH         Sole            Sole
KEITH COMPANIES                  Common     487539108      420,000      20,000   SH         Sole            Sole
TRIPATH IMAGING                  Common     896942109      375,000      60,000   SH         Sole            Sole
TRAFFIX INC                      Common     892721101      299,063     145,000   SH         Sole            Sole
UNIVERSAL ELECTRONICS INC        Common     913483103      660,000      40,000   SH         Sole            Sole
KNIGHTSBRIDGE TANKERS LTD        Common     G5259G106      610,938      25,000   SH         Sole            Sole
VERITY INC                       Common     92343C106    3,698,063     163,000   SH         Sole            Sole
WABTEC CO                        Common     929740108      952,500      75,000   SH         Sole            Sole
WESTERN WIRELESS CORP            Common     95988E204    1,625,000      40,000   SH         Sole            Sole
TRICOM GLOBAL RESAURANTS         Common     895953107    5,728,500     150,000   SH         Sole            Sole
VENATOR GROUP                    Common     922944103    1,966,500     142,500   SH         Sole            Sole
TOTAL                                                  166,899,975

